Income Taxes (Current and Deferred Portions of Net Income Tax Expense) (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Current
U.S.									$ 65,196	$ 72,561	$ 59,583
State									5,258	5,252	(1,530)
Foreign									(6)	1	3
Total current taxes									70,448	77,814	58,056
Deferred
U.S.									(261)	(969)	(1,692)
State									(71)	(58)	(125)
Total deferred taxes									(332)	(1,027)	(1,817)
Total income taxes	$ 16,393	$ 16,864	$ 17,996	$ 18,863	$ 20,432	$ 16,660	$ 19,165	$ 20,530	$ 70,116	$ 76,787	$ 56,239